Consolidated Balance Sheets (Parentheticals) - shares	Dec. 31, 2022	Dec. 31, 2021
Statement of financial position [abstract]
Share capital, issued	102,272,614	102,272,614
Share capital, outstanding	102,272,614	102,272,614